ACQUISITIONS (Details) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Jul. 01, 2019
Zurich Insurance Group [member]
ACQUISITIONS (Details) [Line Items]
Consideration transferred, acquisition-date fair value			£ 20
Profit (loss) of acquiree since acquisition date		£ 22
Profit (loss) before tax		2
Goodwill recognised as of acquisition date		£ 14
Scottish Widows Schroder Wealth Holdings Limited [member]
ACQUISITIONS (Details) [Line Items]
Proportion of ownership interests held by non-controlling interests		49.90%
Fair value of acquired receivables		£ 208
Proportion of ownership interest in subsidiary		50.10%
Business Combination, Separately Recognized Transactions, Net Gains and Losses		£ 244
Onerous contracts provision		70
Scottish Widows Schroder Wealth Holdings Limited [member] | UK Wealth Management Business [member]
ACQUISITIONS (Details) [Line Items]
Other tangible or intangible assets transferred		13,000
Scottish Widows Schroder Wealth Holdings Limited [member] | Authorised Corporate Director Business [member]
ACQUISITIONS (Details) [Line Items]
Other tangible or intangible assets transferred		£ 12,000
Schroder Wealth Holdings Limited [member]
ACQUISITIONS (Details) [Line Items]
Percentage of voting equity interests acquired		19.90%
Fair value of acquired receivables		£ 202
Assuming change in acquisition date [member] | Zurich Insurance Group [member]
ACQUISITIONS (Details) [Line Items]
Profit (loss) of acquiree since acquisition date	£ 42,374
Profit (loss) before tax	4,390
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, assets	18
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, recognised in profit or loss, before tax, assets	£ (3)